S000057341 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.12%
BlackRock High Yield Systematic Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	5.64%	6.16%
iShares High Yield Systematic Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.08%	5.02%	5.73%
Performance Inception Date			Jul. 11, 2017
iShares High Yield Systematic Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.01%	2.32%	3.08%
iShares High Yield Systematic Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.71%	2.62%	3.20%